Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Trade and Other Receivables
Trade receivables, gross	$ 17,286	$ 10,577
Expected credit losses	(58)	(64)
Trade receivables	17,228	10,513
Other receivables	1,874	779
Trade and other receivables	$ 19,102	$ 11,292